7. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 7 - COMMITMENTS AND CONTINGENCIES

The Company entered into a three year lease agreement for their office lease facility commencing July 1, 2012, with escalating rental payments. On February 21, 2013, the Company amended the lease agreement to extend the lease through March 2018 and increase rental space. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $14,381 and $10,132 during the three months ended September 30, 2014 and 2013, respectively.  The Company recognized rent expense of $43,143 and $59,372 during the nine months ended September 30, 2014 and 2013, respectively.  As of September 30, 2014 and December 31, 2013, there was $23,583 and $25,381, respectively, of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of September 30, 2014 are as follows:

Fiscal year
2014	$15,153
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$224,910

The Company entered into a three year lease agreement for their office lease facility commencing July 1, 2012, with escalating rental payments. On February 21, 2013, the Company amended the lease agreement to extend the lease through March 2018 and increase rental space. The effects of variable rent disbursements have been expensed on a straight-line basis over the life of the lease. The Company recognized rent expense of $73,752 and $15,759 during the years ended December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012, there was $25,381 and $2,267, respectively, of deferred rent included in accrued expenses and other current liabilities in the accompanying balance sheets.

Future minimum lease payments under all non-cancelable operating leases as of December 31, 2013, are as follows:

Fiscal Year
2014	$60,093
2015	62,169
2016	64,299
2017	66,519
2018	16,770
$269,850